SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.8%
Aerospace/Defense — 1.1%
General Electric Co.	127,866	$ 24,112,970
Airlines — 0.5%
Delta Air Lines, Inc.	215,043	10,922,034
Apparel — 1.5%
On Holding AG, Class A†	653,581	32,777,087
Biotechnology — 0.9%
Vertex Pharmaceuticals, Inc.†	43,489	20,225,864
Computers — 14.6%
Apple, Inc.	1,314,814	306,351,662
Dell Technologies, Inc., Class C	167,941	19,907,726
		326,259,388
Diversified Financial Services — 3.4%
Evercore, Inc., Class A	93,844	23,774,439
Tradeweb Markets, Inc., Class A	418,698	51,780,382
		75,554,821
Electronics — 1.1%
Flex, Ltd.†	761,287	25,449,824
Engineering & Construction — 0.8%
Fluor Corp.†	377,735	18,021,737
Entertainment — 2.5%
DraftKings, Inc., Class A†	848,214	33,249,989
Live Nation Entertainment, Inc.†	204,827	22,426,508
		55,676,497
Healthcare-Products — 5.8%
Align Technology, Inc.†	72,517	18,442,523
Boston Scientific Corp.†	290,811	24,369,962
Exact Sciences Corp.†	464,412	31,635,746
Intuitive Surgical, Inc.†	51,920	25,506,738
Natera, Inc.†	231,565	29,397,177
		129,352,146
Healthcare-Services — 0.7%
Medpace Holdings, Inc.†	44,143	14,734,933
Internet — 20.2%
Alphabet, Inc., Class A	557,877	92,523,901
Amazon.com, Inc.†	551,086	102,683,854
Meta Platforms, Inc., Class A	67,276	38,511,473
Netflix, Inc.†	128,036	90,812,094
Pinterest, Inc., Class A†	945,792	30,615,287
Spotify Technology SA†	134,866	49,702,167
Uber Technologies, Inc.†	617,676	46,424,528
		451,273,304
Leisure Time — 1.5%
Royal Caribbean Cruises, Ltd.	104,658	18,562,143
Viking Holdings, Ltd.†	442,107	15,425,113
		33,987,256
Media — 1.9%
Liberty Media Corp.-Liberty Formula One, Class C†	562,506	43,554,840
Miscellaneous Manufacturing — 1.5%
Axon Enterprise, Inc.†	84,185	33,640,326
Pharmaceuticals — 3.3%
Dexcom, Inc.†	69,694	4,672,286
Eli Lilly & Co.	77,451	68,616,939
		73,289,225
Security Description	Shares or Principal Amount	Value

Pipelines — 0.8%
Targa Resources Corp.	119,053	$ 17,621,035
Private Equity — 1.2%
KKR & Co., Inc.	202,181	26,400,795
REITS — 1.4%
American Tower Corp.	86,843	20,196,208
AvalonBay Communities, Inc.	54,569	12,291,667
		32,487,875
Retail — 1.1%
O'Reilly Automotive, Inc.†	20,560	23,676,896
Semiconductors — 18.8%
ARM Holdings PLC ADR†	140,120	20,038,561
Broadcom, Inc.	624,191	107,672,947
Marvell Technology, Inc.	280,256	20,212,063
Micron Technology, Inc.	225,771	23,414,710
NVIDIA Corp.	2,042,224	248,007,683
		419,345,964
Software — 7.7%
Datadog, Inc., Class A†	126,134	14,512,978
Magic Leap, Inc., Class A†(1)(2)	186	89
Microsoft Corp.	208,451	89,696,466
Salesforce, Inc.	60,776	16,634,999
ServiceNow, Inc.†	56,659	50,675,243
		171,519,775
Telecommunications — 3.5%
Arista Networks, Inc.†	139,343	53,482,630
T-Mobile US, Inc.	123,969	25,582,243
		79,064,873
Total Common Stocks (cost $1,538,610,268)		2,138,949,465
UNAFFILIATED INVESTMENT COMPANIES — 2.5%
iShares Russell 1000 Growth ETF (cost $51,394,245)	145,852	54,749,924
Total Long-Term Investment Securities (cost $1,590,004,513)		2,193,699,389
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(3)	$4,010,000	4,010,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	4,230,000	4,230,000
BNP Paribas SA Joint Repurchase Agreement(3)	4,215,000	4,215,000
Deutsche Bank AG Joint Repurchase Agreement(3)	4,010,000	4,010,000

SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(3)	$4,010,000	$ 4,010,000
Total Repurchase Agreements (cost $20,475,000)		20,475,000
TOTAL INVESTMENTS (cost $1,610,479,513)	99.2%	2,214,174,389
Other assets less liabilities	0.8	18,500,364
NET ASSETS	100.0%	$2,232,674,753
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magic Leap, Inc., Class A	12/28/2015	186	$2,157,962	$89	$0.48	0.0%
(3)	See Note 3 for details of Joint Repurchase Agreements.
ADR—American Depositary Receipt
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Software	$171,519,686	$—	$89	$171,519,775
Other Industries	1,967,429,690	—	—	1,967,429,690
Unaffiliated Investment Companies	54,749,924	—	—	54,749,924
Repurchase Agreements	—	20,475,000	—	20,475,000
Total Investments at Value	$2,193,699,300	$20,475,000	$89	$2,214,174,389
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 17.1%
Banks — 5.1%
Banco Santander SA
5.37%, 07/15/2028	$ 3,400,000	$ 3,480,037
Bank of America Corp.
5.82%, 09/15/2029	1,017,000	1,070,274
BNP Paribas SA
5.89%, 12/05/2034*	3,650,000	3,940,539
BPCE SA
5.28%, 05/30/2029*	2,125,000	2,195,136
5.94%, 05/30/2035*	1,230,000	1,287,990
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027	2,575,000	2,588,318
4.63%, 09/11/2030	3,045,000	3,064,478
5.24%, 06/28/2027	6,725,000	6,909,617
Commonwealth Bank of Australia
5.07%, 09/14/2028*	5,890,000	6,135,081
Credit Agricole SA
4.63%, 09/11/2028*	3,280,000	3,294,541
Danske Bank A/S
1.55%, 09/10/2027*	10,225,000	9,694,110
5.71%, 03/01/2030*	885,000	922,384
ING Groep NV
5.34%, 03/19/2030	1,870,000	1,935,457
Morgan Stanley
5.47%, 01/18/2035	2,280,000	2,383,948
UBS Group AG
6.30%, 09/22/2034*	3,310,000	3,633,123
US Bancorp
7.50%, 06/01/2026	400,000	420,077
Wells Fargo & Co.
3.00%, 10/23/2026	1,780,000	1,739,698
4.90%, 07/25/2033	2,845,000	2,877,612
6.30%, 10/23/2029	3,730,000	3,990,932
		61,563,352
Commercial Services — 0.4%
ERAC USA Finance LLC
5.20%, 10/30/2034*	1,995,000	2,079,948
Georgetown University
5.12%, 04/01/2053	953,000	992,517
University of Southern California
4.98%, 10/01/2053	2,155,000	2,225,816
		5,298,281
Diversified Financial Services — 1.0%
BlackRock Funding, Inc.
5.25%, 03/14/2054	1,165,000	1,207,152
5.35%, 01/08/2055	595,000	626,351
Capital One Financial Corp.
5.70%, 02/01/2030	965,000	999,339
5.88%, 07/26/2035	7,959,000	8,329,402
7.15%, 10/29/2027	1,205,000	1,270,112
		12,432,356
Electric — 1.5%
Dominion Energy South Carolina, Inc.
5.45%, 02/01/2041	1,195,000	1,241,283
6.05%, 01/15/2038	2,400,000	2,656,865
Georgia Power Co.
5.25%, 03/15/2034	3,965,000	4,156,842
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/2054	655,000	664,931
Security Description	Shares or Principal Amount	Value

Electric (continued)
PG&E Wildfire Recovery Funding LLC
4.45%, 12/01/2049	$ 995,000	$ 919,730
5.10%, 06/01/2054	980,000	993,570
5.21%, 12/01/2049	1,185,000	1,205,863
SCE Recovery Funding LLC
0.86%, 11/15/2033	1,077,854	959,590
1.94%, 05/15/2040	630,000	490,011
2.51%, 11/15/2043	365,000	260,131
Southern California Edison Co.
5.45%, 06/01/2031	1,265,000	1,338,497
Texas Electric Market Stabilization Funding N LLC
4.27%, 08/01/2036*	3,473,888	3,473,501
		18,360,814
Gas — 0.1%
CenterPoint Energy Resources Corp.
5.40%, 07/01/2034	1,030,000	1,071,192
Healthcare-Services — 1.7%
Children's Hospital
2.93%, 07/15/2050	1,135,000	785,894
CommonSpirit Health
5.21%, 12/01/2031	6,190,000	6,379,507
Dignity Health
3.81%, 11/01/2024	1,242,000	1,240,572
Piedmont Healthcare, Inc.
2.04%, 01/01/2032	4,525,000	3,832,506
Providence St Joseph Health Obligated Group
5.40%, 10/01/2033	2,151,000	2,235,189
UnitedHealth Group, Inc.
5.63%, 07/15/2054	2,617,000	2,807,522
5.75%, 07/15/2064	2,035,000	2,196,796
5.95%, 02/15/2041	743,000	821,983
		20,299,969
Insurance — 3.3%
Athene Global Funding
5.35%, 07/09/2027*	5,505,000	5,621,837
5.58%, 01/09/2029*	7,170,000	7,425,023
Brighthouse Financial Global Funding
5.65%, 06/10/2029*	4,245,000	4,384,851
New York Life Global Funding
5.00%, 01/09/2034*	7,745,000	8,003,813
Northwestern Mutual Global Funding
5.16%, 05/28/2031*	3,530,000	3,703,557
Pricoa Global Funding I
4.65%, 08/27/2031*	3,075,000	3,115,346
RGA Global Funding
5.45%, 05/24/2029*	3,135,000	3,263,719
5.50%, 01/11/2031*	4,570,000	4,776,558
		40,294,704
Internet — 0.1%
Meta Platforms, Inc.
5.40%, 08/15/2054	500,000	523,827
Investment Companies — 0.4%
Abu Dhabi Developmental Holding Co. PJSC
4.38%, 10/02/2031*	4,175,000	4,149,290
Media — 0.2%
Comcast Corp.
5.50%, 05/15/2064	2,600,000	2,688,355

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
5.23%, 11/17/2034	$ 1,443,000	$ 1,502,360
Saudi Arabian Oil Co.
5.25%, 07/17/2034*	3,600,000	3,701,902
TotalEnergies Capital SA
5.28%, 09/10/2054	335,000	335,482
5.43%, 09/10/2064	585,000	588,762
5.49%, 04/05/2054	570,000	589,063
5.64%, 04/05/2064	1,025,000	1,068,809
		7,786,378
Pharmaceuticals — 0.1%
Eli Lilly & Co.
5.05%, 08/14/2054	655,000	671,154
5.20%, 08/14/2064	205,000	211,577
		882,731
Pipelines — 0.6%
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036*	3,290,000	3,402,896
6.10%, 08/23/2042*	4,025,000	4,168,242
		7,571,138
REITS — 1.4%
American Tower Trust #1
5.49%, 03/15/2053*	8,530,000	8,695,496
Prologis Targeted US Logistics Fund LP
5.25%, 01/15/2035*	4,611,000	4,715,648
SBA Tower Trust
1.63%, 05/15/2051*	1,555,000	1,455,938
1.88%, 07/15/2050*	810,000	781,696
2.84%, 01/15/2050*	1,030,000	1,022,602
		16,671,380
Retail — 0.2%
Home Depot, Inc.
5.30%, 06/25/2054	2,189,000	2,300,555
5.40%, 06/25/2064	165,000	174,699
		2,475,254
Semiconductors — 0.4%
Intel Corp.
5.60%, 02/21/2054	2,749,000	2,679,261
KLA Corp.
4.95%, 07/15/2052	2,410,000	2,394,685
		5,073,946
Transportation — 0.0%
CSX Corp.
4.90%, 03/15/2055	430,000	422,550
Total Corporate Bonds & Notes (cost $204,564,848)		207,565,517
ASSET BACKED SECURITIES — 4.8%
Auto Loan Receivables — 2.1%
CFMT LLC
Series 2021-AL1, Class B 1.39%, 09/22/2031*	1,233,044	1,205,163
Enterprise Fleet Financing LLC
Series 2022-3, Class A2 4.38%, 07/20/2029*	485,340	484,261
Series 2023-3, Class A2 6.40%, 03/20/2030*	3,757,326	3,840,487
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Ford Credit Auto Owner Trust
Series 2021-1, Class B 1.61%, 10/17/2033*	$ 835,000	$ 797,088
Series 2021-1, Class C 1.91%, 10/17/2033*	725,000	692,531
Honda Auto Receivables Owner Trust
Series 2024-2, Class A3 5.27%, 11/20/2028	6,945,000	7,097,047
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3 5.33%, 11/20/2029*	5,885,000	6,024,081
Series 2023-1A, Class A2A 5.89%, 03/22/2027*	544,797	546,451
Wheels Fleet Lease Funding 1 LLC
Series 2024-2A, Class A1 4.87%, 06/21/2039*	2,530,000	2,552,728
Series 2023-2A, Class A 6.46%, 08/18/2038*	2,628,413	2,659,960
		25,899,797
Other Asset Backed Securities — 2.7%
Aaset Trust
Series 2019-1, Class A 3.84%, 05/15/2039*	52,647	50,816
Castlelake Aircraft Structured Trust
Series 2019-1A, Class A 3.97%, 04/15/2039*	653,239	597,785
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	3,600,150	3,382,166
Series 2022-1A, Class A1 5.97%, 08/15/2062*	1,025,987	1,031,422
FirstKey Homes Trust
Series 2021-SFR3, Class A 2.14%, 12/17/2038*	3,451,463	3,275,520
Home Partners of America Trust
Series 2021-2, Class B 2.30%, 12/17/2026*	3,560,097	3,368,935
Horizon Aircraft Finance II, Ltd.
Series 2019-1, Class A 3.72%, 07/15/2039*	279,492	262,804
Horizon Aircraft Finance III, Ltd.
Series 2019-2, Class A 3.43%, 11/15/2039*	580,578	528,320
Kubota Credit Owner Trust
Series 2023-2A, Class A3 5.28%, 01/18/2028*	2,825,000	2,868,676
MACH 1, Ltd.
Series 2019-1, Class A 3.47%, 10/15/2039*	261,560	243,285
MMAF Equipment Finance LLC
Series 2019-B, Class A5 2.29%, 11/12/2041*	2,960,000	2,873,275
Navient Private Education Refi Loan Trust
Series 2023-A, Class A 5.51%, 10/15/2071*	3,120,656	3,192,285
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 1.91%, 10/20/2061*	4,785,000	4,410,379
Retained Vantage Data Centers Issuer LLC
Series 2023-1A, Class A2A 5.00%, 09/15/2048*	6,098,000	6,079,903

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*	$ 351,002	$ 338,738
		32,504,309
Total Asset Backed Securities (cost $58,118,502)		58,404,106
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.5%
Commercial and Residential — 0.6%
Angel Oak Mtg. Trust VRS
Series 2019-6, Class A1 2.62%, 11/25/2059*(1)	91,566	89,602
Flagstar Mtg. Trust VRS
Series 2021-9INV, Class A2 2.00%, 09/25/2041*(1)	1,504,503	1,326,321
Series 2018-3INV, Class A3 4.00%, 05/25/2048*(1)	720,405	683,304
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(1)	360,169	343,149
Mill City Mtg. Loan Trust VRS
Series 2017-3, Class A1 2.75%, 01/25/2061*(1)	73,738	73,048
SFAVE Commercial Mtg. Securities Trust VRS
Series 2015-5AVE, Class A2B 4.14%, 01/05/2043*(1)	1,340,000	1,179,453
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(1)	463,564	449,457
Series 2018-1, Class A1 3.00%, 01/25/2058*(1)	157,199	154,309
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2021-INV1, Class A4 2.50%, 08/25/2051*(1)	4,201,324	3,765,926
		8,064,569
U.S. Government Agency — 2.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K516, Class A2 5.48%, 01/25/2029	6,000,000	6,317,372
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13%, 12/15/2027	447,331	431,394
Series 4142, Class PT 1.25%, 12/15/2027	355,773	342,944
Series 5170, Class DP 2.00%, 07/25/2050	3,944,263	3,488,783
Series 4654, Class KA 3.00%, 06/15/2045	1,921,952	1,848,083
Series 3967, Class ZP 4.00%, 09/15/2041	1,626,991	1,603,257
Series 4809, Class CZ 4.00%, 07/15/2048	1,437,343	1,386,238
Federal Home Loan Mtg. Corp. SCRT
Series 2021-1, Class MTU 2.50%, 09/25/2060	6,661,834	5,597,322
Series 2019-3, Class MA 3.50%, 10/25/2058	775,404	752,725
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25%, 02/25/2028	318,476	306,376
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2012-103, Class HB 1.50%, 09/25/2027	$ 943,902	$ 913,473
Series 2020-27, Class HC 1.50%, 10/25/2049	3,286,705	2,643,546
Series 2014-95, Class ZC 3.00%, 01/25/2045	1,399,552	1,278,023
Series 2015-7, Class GZ 3.00%, 03/25/2045	3,674,204	3,376,633
Series 2019-6, Class GJ 3.00%, 02/25/2049	260,318	252,034
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 5.87%, (SOFR30A+0.51%), 10/25/2024	97,144	96,743
Government National Mtg. Assoc. REMIC
Series 2021-215, Class KA 2.50%, 10/20/2049	4,727,235	4,243,894
Series 2005-74, Class HA 7.50%, 09/16/2035	237	241
Series 2005-74, Class HB 7.50%, 09/16/2035	20,796	21,155
Series 2005-74, Class HC 7.50%, 09/16/2035	22,190	22,716
		34,922,952
Total Collateralized Mortgage Obligations (cost $46,000,573)		42,987,521
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 73.4%
U.S. Government — 40.5%
United States Treasury Bonds
1.75%, 08/15/2041	570,000	404,143
1.88%, 02/15/2041	45,000	32,998
2.25%, 02/15/2052	1,427,100	973,160
2.50%, 02/15/2045 to 05/15/2046	7,435,000	5,672,861
2.75%, 08/15/2047 to 11/15/2047	5,488,500	4,276,222
2.88%, 08/15/2045 to 05/15/2052	19,961,900	15,785,919
3.38%, 08/15/2042	14,518,600	13,102,469
3.63%, 02/15/2053 to 05/15/2053	10,913,800	9,928,456
3.88%, 02/15/2043 to 05/15/2043	23,821,800	22,957,057
4.00%, 11/15/2042 to 11/15/2052	11,914,200	11,674,039
4.13%, 08/15/2044 to 08/15/2053	6,956,100	6,921,919
4.25%, 02/15/2054 to 08/15/2054	12,408,800	12,658,049
4.38%, 08/15/2043	9,089,100	9,345,796
4.50%, 02/15/2044	7,701,100	8,035,617
4.63%, 05/15/2044 to 05/15/2054	8,296,000	8,897,018
4.75%, 11/15/2043 to 11/15/2053	16,026,000	17,433,216
United States Treasury Notes
1.63%, 05/15/2031	15,000	13,224
2.88%, 04/30/2029	1,240,000	1,203,236
3.50%, 01/31/2028 to 04/30/2028	7,681,000	7,662,227
3.63%, 03/31/2028 to 08/31/2029	28,212,100	28,281,317
3.75%, 08/31/2026 to 08/31/2031	29,226,000	29,371,876
3.88%, 11/30/2029 to 08/15/2034	16,647,000	16,780,312
4.00%, 01/15/2027 to 07/31/2030	42,179,400	42,867,062
4.13%, 07/31/2028 to 07/31/2031	28,202,300	28,814,779
4.25%, 01/31/2026 to 06/30/2029	32,522,300	33,276,325
4.38%, 12/15/2026 to 05/15/2034	36,348,100	37,474,081
4.50%, 03/31/2026 to 05/31/2029	23,938,900	24,719,737
4.63%, 02/28/2026 to 05/31/2031	62,588,800	64,385,466
4.88%, 05/31/2026 to 10/31/2028	29,039,900	29,940,904
		492,889,485

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency — 32.9%
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2041 to 04/01/2052	$39,034,033	$ 32,777,771
2.50%, 10/01/2031 to 10/01/2051	27,039,512	23,938,775
3.00%, 11/01/2046 to 12/01/2046	14,767,932	13,583,596
4.00%, 09/01/2026 to 05/01/2049	3,373,903	3,314,854
4.50%, 01/01/2038 to 08/01/2052	8,372,016	8,287,081
5.00%, 08/01/2052 to 01/01/2053	13,820,721	13,832,105
5.50%, 01/01/2053 to 11/01/2053	25,317,799	25,631,013
6.00%, 12/01/2039 to 10/01/2053	8,276,213	8,464,222
6.50%, 11/01/2053	8,558,008	8,847,540
7.50%, 05/01/2027	115	117
Federal National Mtg. Assoc.
1.50%, 11/01/2041	4,710,389	3,952,963
2.00%, 04/01/2041 to 09/01/2051	35,734,867	29,973,561
2.50%, 03/01/2030 to 01/01/2052	28,789,941	25,359,967
3.00%, 05/01/2027 to 10/01/2051	11,193,288	10,270,332
3.01%, 12/01/2024	3,229,438	3,208,630
3.12%, 05/01/2033	2,388,645	2,231,979
3.50%, 08/01/2043 to 07/01/2051	11,281,831	10,649,598
4.00%, 09/01/2026 to 10/01/2052	8,037,348	7,803,370
4.50%, 11/01/2026 to 11/01/2052	16,876,434	16,820,771
5.00%, 08/01/2052 to 10/01/2052	1,930,299	1,932,386
5.50%, 03/01/2038 to 08/01/2053	7,900,150	8,030,713
6.00%, 09/01/2053	11,628,629	11,915,144
6.50%, 02/01/2038 to 10/01/2039	43,453	45,690
Government National Mtg. Assoc.
2.00%, 12/20/2050 to 02/20/2051	14,869,538	12,619,794
2.00%, October 30 TBA	3,712,000	3,146,786
2.50%, 03/20/2051 to 12/20/2052	20,351,080	17,940,164
2.50%, October 30 TBA	13,174,000	11,609,080
3.00%, 11/20/2049 to 07/20/2051	10,925,017	9,975,895
3.00%, October 30 TBA	1,671,000	1,523,611
3.50%, 01/20/2052 to 03/20/2052	15,518,642	14,586,974
3.50%, October 30 TBA	5,901,000	5,543,687
4.00%, 02/15/2041 to 08/20/2052	9,738,659	9,429,280
4.50%, 05/15/2040 to 08/20/2052	7,736,725	7,659,545
5.00%, 07/15/2033 to 04/15/2041	706,385	721,886
5.00%, October 30 TBA	7,663,000	7,675,270
5.50%, 10/15/2032 to 04/15/2036	396,100	408,193
6.00%, 06/15/2028 to 06/15/2041	2,049,510	2,137,370
6.50%, 02/15/2027 to 05/15/2032	248,533	254,965
7.00%, 11/15/2031 to 11/15/2033	40,502	42,087
8.00%, 10/15/2029 to 03/15/2031	38,934	39,475
Uniform Mtg. Backed Securities
3.00%, October 30 TBA	3,797,000	3,407,506
5.50%, October 15 TBA	13,217,000	13,496,037
6.00%, October 30 TBA	8,246,000	8,427,650
		401,517,433
Total U.S. Government & Agency Obligations (cost $899,567,682)		894,406,918
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Diversified Financial Services — 0.2%
OMERS Finance Trust
4.00%, 04/20/2028* (cost $1,805,041)	1,810,000	1,817,180
MUNICIPAL SECURITIES — 1.9%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	70,000	86,354
Security Description	Shares or Principal Amount	Value

Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	$ 135,843	$ 154,939
City of New York, NY General Obligation Bonds
4.61%, 09/01/2037	4,225,000	4,245,245
Commonwealth of Massachusetts Revenue Bonds
4.11%, 07/15/2031	1,314,753	1,305,272
Dallas Fort Worth International Airport Revenue Bonds
4.51%, 11/01/2051	150,000	140,363
Foothill-Eastern Transportation Corridor Agency Revenue Bonds
3.92%, 01/15/2053	780,000	655,715
Golden State Tobacco Securitization Corp. Revenue Bonds
3.00%, 06/01/2046	355,000	327,278
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	1,785,000	1,939,027
Kansas Development Finance Authority Revenue Bonds
2.77%, 05/01/2051	1,555,000	1,138,911
5.37%, 05/01/2026	295,000	298,059
Maryland Economic Development Corp. Revenue Bonds
5.43%, 05/31/2056	600,000	623,995
Metropolitan Transportation Authority Revenue Bonds
6.20%, 11/15/2026	65,000	66,084
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	1,384,000	1,580,293
Port Authority of New York & New Jersey Revenue Bonds
5.07%, 07/15/2053	1,350,000	1,381,615
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	4,352,941	4,421,268
State of Wisconsin Revenue Bonds
5.70%, 05/01/2026	1,065,000	1,082,960
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	1,650,000	1,738,006
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035	2,109,837	2,182,172
Total Municipal Securities (cost $23,880,209)		23,367,556
Total Long-Term Investment Securities (cost $1,233,936,855)		1,228,548,798
REPURCHASE AGREEMENTS — 3.1%
Bank of America Securities LLC Joint Repurchase Agreement(2)	7,400,000	7,400,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	7,795,000	7,795,000
BNP Paribas SA Joint Repurchase Agreement(2)	7,775,000	7,775,000
Deutsche Bank AG Joint Repurchase Agreement(2)	7,400,000	7,400,000

SunAmerica Series Trust SA Wellington Government and Quality Bond Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(2)	$ 7,400,000	$ 7,400,000
Total Repurchase Agreements (cost $37,770,000)		37,770,000
TOTAL INVESTMENTS (cost $1,271,706,855)	104.0%	1,266,318,798
Other assets less liabilities	(4.0)	(48,482,359)
NET ASSETS	100.0%	$1,217,836,439
FORWARD SALES CONTRACTS — (2.4)%
U.S. Government Agencies — (2.4)%
Uniform Mtg. Backed Securities — (2.4%)
2.00%, October 30 TBA	(9,592,000)	(7,928,377)
4.00%, November 30 TBA	(9,017,000)	(8,666,272)
4.50%, October 15 TBA	(8,763,000)	(8,788,900)
4.50%, October 30 TBA	(3,498,000)	(3,438,629)
Total Forward Sales Contracts (proceeds $(28,981,222))		$(28,822,178)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Government and Quality Bond Portfolio has no right to demand registration of these securities. At September 30, 2024, the aggregate value of these securities was $170,233,575 representing 14.0% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	See Note 3 for details of Joint Repurchase Agreements.
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at September 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$207,565,517	$—	$207,565,517
Asset Backed Securities	—	58,404,106	—	58,404,106
Collateralized Mortgage Obligations	—	42,987,521	—	42,987,521
U.S. Government & Agency Obligations	—	894,406,918	—	894,406,918
Foreign Government Obligations	—	1,817,180	—	1,817,180
Municipal Securities	—	23,367,556	—	23,367,556
Repurchase Agreements	—	37,770,000	—	37,770,000
Total Investments at Value	$—	$1,266,318,798	$—	$1,266,318,798
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$28,822,178	$—	$28,822,178
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 63.9%
Aerospace/Defense — 1.5%
BAE Systems PLC	84,048	$ 1,390,554
General Dynamics Corp.	3,902	1,179,184
		2,569,738
Apparel — 1.3%
adidas AG	5,571	1,475,302
Hermes International SCA	281	690,026
		2,165,328
Auto Manufacturers — 1.1%
Ferrari NV	769	359,268
Renault SA	22,480	975,670
Tesla, Inc.†	2,455	642,302
		1,977,240
Banks — 2.7%
Axis Bank, Ltd. GDR	18,979	1,377,875
Goldman Sachs Group, Inc.	3,567	1,766,057
Mitsubishi UFJ Financial Group, Inc.	154,000	1,557,412
		4,701,344
Chemicals — 0.8%
Linde PLC	2,930	1,390,715
Commercial Services — 1.9%
Booz Allen Hamilton Holding Corp.	5,772	939,451
RB Global, Inc.	14,859	1,195,905
S&P Global, Inc.	2,288	1,182,027
		3,317,383
Computers — 2.7%
Apple, Inc.	20,009	4,662,097
Cosmetics/Personal Care — 1.7%
Estee Lauder Cos., Inc., Class A	5,040	502,438
Proya Cosmetics Co., Ltd., Class A	32,973	517,381
Unilever PLC	29,678	1,920,019
		2,939,838
Distribution/Wholesale — 0.8%
ITOCHU Corp.	25,400	1,356,905
Diversified Financial Services — 2.4%
Ares Management Corp., Class A	3,649	568,660
London Stock Exchange Group PLC	11,635	1,589,763
Visa, Inc., Class A	7,409	2,037,105
		4,195,528
Electric — 1.6%
PG&E Corp.	90,776	1,794,642
RWE AG	25,276	919,483
		2,714,125
Engineering & Construction — 0.5%
Larsen & Toubro, Ltd. GDR	21,333	947,185
Entertainment — 0.5%
Live Nation Entertainment, Inc.†	7,510	822,270
Environmental Control — 0.3%
GFL Environmental, Inc.	14,987	597,682
Food — 0.7%
US Foods Holding Corp.†	18,730	1,151,895
Gas — 0.9%
Atmos Energy Corp.	10,775	1,494,600
Security Description	Shares or Principal Amount	Value

Healthcare-Products — 1.5%
Boston Scientific Corp.†	13,042	$ 1,092,920
Danaher Corp.	5,164	1,435,695
		2,528,615
Healthcare-Services — 2.0%
ICON PLC†	4,197	1,205,840
UnitedHealth Group, Inc.	3,922	2,293,115
		3,498,955
Home Furnishings — 0.9%
Sony Group Corp.	77,000	1,488,033
Household Products/Wares — 0.6%
Reckitt Benckiser Group PLC	17,926	1,096,932
Insurance — 1.0%
AIA Group, Ltd.	119,400	1,069,767
T&D Holdings, Inc.	40,100	696,118
		1,765,885
Internet — 8.7%
Alphabet, Inc., Class C	22,374	3,740,709
Amazon.com, Inc.†	20,356	3,792,933
DoorDash, Inc., Class A†	4,723	674,114
MercadoLibre, Inc.†	376	771,537
Meta Platforms, Inc., Class A	2,234	1,278,831
Shopify, Inc., Class A†	10,020	802,741
Tencent Holdings, Ltd.	31,900	1,824,416
Uber Technologies, Inc.†	29,017	2,180,918
		15,066,199
Lodging — 0.8%
Accor SA	30,338	1,317,058
Machinery-Diversified — 0.7%
Keyence Corp.	2,430	1,155,782
Mining — 1.8%
Anglo American PLC	39,786	1,292,031
Lundin Mining Corp.	69,046	723,415
Rio Tinto PLC	16,630	1,178,152
		3,193,598
Miscellaneous Manufacturing — 0.7%
Siemens AG	6,382	1,288,261
Oil & Gas — 1.4%
ConocoPhillips	11,886	1,251,358
EOG Resources, Inc.	4,480	550,726
Reliance Industries, Ltd. GDR*	3,746	260,722
Reliance Industries, Ltd. GDR (LSE)*	5,817	404,863
		2,467,669
Oil & Gas Services — 0.9%
Saipem SpA†	351,076	773,198
Schlumberger NV	20,209	847,767
		1,620,965
Pharmaceuticals — 3.5%
AstraZeneca PLC	7,596	1,176,816
Eli Lilly & Co.	2,384	2,112,081
Merck & Co., Inc.	12,229	1,388,725
Novartis AG	11,712	1,344,386
		6,022,008
Pipelines — 0.7%
Targa Resources Corp.	7,818	1,157,142

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COMMON STOCKS (continued)
Private Equity — 0.5%
Partners Group Holding AG		564	$ 846,317
REITS — 1.0%
American Tower Corp.		5,160	1,200,010
Lineage, Inc.		5,600	438,928
			1,638,938
Retail — 1.6%
Chipotle Mexican Grill, Inc.†		13,295	766,058
Fast Retailing Co., Ltd.		3,101	1,023,130
Ross Stores, Inc.		6,968	1,048,754
			2,837,942
Semiconductors — 6.4%
ASML Holding NV		1,633	1,355,332
Broadcom, Inc.		9,163	1,580,617
Infineon Technologies AG		37,861	1,325,880
NVIDIA Corp.		38,258	4,646,052
Taiwan Semiconductor Manufacturing Co., Ltd.		68,598	2,074,425
			10,982,306
Software — 6.1%
Adobe, Inc.†		1,950	1,009,671
Autodesk, Inc.†		2,737	753,989
Electronic Arts, Inc.		6,689	959,470
Microsoft Corp.		12,076	5,196,303
Roper Technologies, Inc.		2,003	1,114,549
ServiceNow, Inc.†		1,655	1,480,216
			10,514,198
Telecommunications — 0.8%
Motorola Solutions, Inc.		3,073	1,381,713
Transportation — 0.9%
Canadian Pacific Kansas City, Ltd.		11,205	958,322
Old Dominion Freight Line, Inc.		3,410	677,362
			1,635,684
Total Common Stocks (cost $82,516,283)			110,508,073
CORPORATE BONDS & NOTES — 1.9%
Auto Manufacturers — 0.1%
Daimler Truck Finance Canada, Inc.
2.14%, 12/13/2024	CAD	300,000	220,868
Banks — 0.3%
Bank of America Corp.
3.38%, 04/02/2026		$ 130,000	128,961
Canadian Imperial Bank of Commerce
4.51%, 09/11/2027		125,000	125,647
Goldman Sachs Group, Inc.
4.48%, 08/23/2028		25,000	25,132
JPMorgan Chase & Co.
4.85%, 07/25/2028		95,000	96,657
State Street Corp.
5.27%, 08/03/2026		55,000	56,165
Toronto-Dominion Bank
5.10%, 01/09/2026		55,000	55,597
			488,159
Biotechnology — 0.0%
Amgen, Inc.
5.15%, 03/02/2028		50,000	51,486
Security Description		Shares or Principal Amount	Value

Electric — 0.1%
Eversource Energy
4.75%, 05/15/2026		$ 25,000	$ 25,141
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/2054		25,000	25,379
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025		45,000	45,455
Southern Co.
5.50%, 03/15/2029		80,000	83,915
			179,890
Environmental Control — 0.1%
Veralto Corp.
5.50%, 09/18/2026		80,000	81,790
Healthcare-Products — 0.1%
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024		115,000	115,043
Healthcare-Services — 0.1%
Cigna Group
5.69%, 03/15/2026		120,000	120,029
UnitedHealth Group, Inc.
1.25%, 01/15/2026		15,000	14,474
5.25%, 02/15/2028		40,000	41,627
			176,130
Insurance — 0.1%
New York Life Global Funding
5.00%, 06/06/2029*		125,000	129,684
Principal Life Global Funding II
1.25%, 06/23/2025*		25,000	24,420
			154,104
Machinery-Diversified — 0.0%
John Deere Capital Corp.
4.75%, 06/08/2026		50,000	50,702
Media — 0.1%
Comcast Corp.
Zero Coupon, 09/14/2026	EUR	100,000	105,571
Discovery Communications LLC
3.90%, 11/15/2024		120,000	119,681
			225,252
Multi-National — 0.1%
International Finance Corp.
2.88%, 12/18/2024	GBP	100,000	133,072
Oil & Gas — 0.1%
Diamondback Energy, Inc.
5.20%, 04/18/2027		115,000	117,369
Pharmaceuticals — 0.1%
Eli Lilly & Co.
5.00%, 02/27/2026		150,000	150,033
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2026		75,000	75,470
			225,503
Pipelines — 0.3%
Columbia Pipelines Holding Co. LLC
6.06%, 08/15/2026*		50,000	51,221
Enbridge, Inc.
3.95%, 11/19/2024	CAD	250,000	184,731
5.25%, 04/05/2027		85,000	87,029

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
ONEOK, Inc.
4.25%, 09/24/2027	$ 200,000	$ 200,191
		523,172
REITS — 0.0%
American Tower Corp.
1.30%, 09/15/2025	45,000	43,587
Retail — 0.0%
AutoZone, Inc.
6.25%, 11/01/2028	10,000	10,709
Semiconductors — 0.0%
Intel Corp.
4.88%, 02/10/2026	60,000	60,300
Telecommunications — 0.2%
AT&T, Inc.
1.65%, 02/01/2028	80,000	73,748
5.54%, 02/20/2026	75,000	74,954
Cisco Systems, Inc.
4.80%, 02/26/2027	80,000	81,751
Verizon Communications, Inc.
2.10%, 03/22/2028	105,000	97,969
		328,422
Transportation — 0.1%
Canadian Pacific Railway Co.
1.35%, 12/02/2024	145,000	144,066
Total Corporate Bonds & Notes (cost $3,398,326)		3,329,624
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.8%
U.S. Government — 12.8%
United States Treasury Bonds
1.38%, 11/15/2040	573,000	388,834
1.75%, 08/15/2041	1,733,000	1,228,738
2.00%, 08/15/2051	2,457,000	1,582,654
3.00%, 02/15/2048	757,500	616,090
3.13%, 11/15/2041	343,000	303,099
3.50%, 02/15/2039	260,000	248,168
3.75%, 08/15/2041	248,000	239,097
4.50%, 02/15/2036	173,000	185,380
5.00%, 05/15/2037	271,000	302,705
United States Treasury Notes
0.25%, 09/30/2025	1,150,000	1,108,492
0.38%, 01/31/2026	890,000	850,541
0.75%, 08/31/2026	641,000	606,722
1.25%, 08/15/2031	853,000	728,482
1.63%, 10/31/2026	1,028,000	986,719
2.38%, 05/15/2029	837,000	794,365
2.75%, 07/31/2027	501,000	489,825
3.50%, 09/15/2025	1,143,000	1,137,794
3.63%, 03/31/2028	1,333,000	1,335,708
3.88%, 11/30/2027(1)	743,000	749,501
3.88%, 08/15/2033	1,825,000	1,839,686
4.13%, 11/15/2032	812,000	835,250
4.50%, 05/31/2029	1,316,000	1,368,640
4.88%, 10/31/2028	3,854,000	4,042,184
United States Treasury Notes TIPS
1.75%, 01/15/2034	161,669	163,462
Total U.S. Government & Agency Obligations (cost $22,667,505)		22,132,136
Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 16.4%
Regional(State/Province) — 0.4%
New South Wales Treasury Corp.
4.25%, 02/20/2036	AUD	352,000	$ 229,022
4.75%, 02/20/2037	AUD	150,000	101,212
Province of Alberta
5.20%, 05/15/2034	AUD	145,000	103,048
Province of Manitoba
4.85%, 08/28/2034	AUD	100,000	69,011
Treasury Corp. of Victoria
2.00%, 11/20/2037	AUD	218,000	104,971
			607,264
Sovereign — 16.0%
Commonwealth of Australia
1.75%, 11/21/2032	AUD	251,000	147,467
1.75%, 06/21/2051	AUD	890,000	347,590
1.75%, 06/21/2051	AUD	94,000	36,712
3.25%, 04/21/2029	AUD	263,000	179,245
4.75%, 06/21/2054	AUD	399,000	283,335
Czech Republic
1.75%, 06/23/2032	CZK	430,000	16,683
Federal Republic of Germany
Zero Coupon, 10/18/2024	EUR	331,000	367,892
Zero Coupon, 08/15/2052	EUR	112,000	63,814
1.00%, 05/15/2038	EUR	783,000	736,015
2.30%, 02/15/2033	EUR	402,000	456,835
2.40%, 10/19/2028	EUR	782,000	886,376
2.60%, 05/15/2041	EUR	180,000	204,696
Government of Canada
0.50%, 12/01/2030	CAD	51,000	32,881
0.50%, 12/01/2030	CAD	69,000	44,486
1.75%, 12/01/2053	CAD	180,000	98,010
2.00%, 06/01/2032	CAD	494,000	343,643
3.25%, 09/01/2028	CAD	211,000	159,066
3.75%, 04/26/2028		$ 225,000	226,010
4.00%, 06/01/2041	CAD	228,000	188,553
Government of France
1.75%, 05/25/2066*	EUR	30,000	21,169
2.50%, 09/24/2026*	EUR	482,000	538,470
2.50%, 09/24/2027*	EUR	679,000	759,411
2.50%, 05/25/2043*	EUR	44,000	43,281
2.75%, 02/25/2029*	EUR	809,000	911,182
3.00%, 05/25/2033*	EUR	960,000	1,085,293
3.00%, 06/25/2049*	EUR	346,000	357,858
3.25%, 05/25/2055*	EUR	303,000	318,012
Government of France TIPS
0.60%, 07/25/2034*	EUR	1,091	1,181
Government of Japan
0.10%, 12/20/2031	JPY	124,150,000	833,086
0.40%, 12/20/2049	JPY	167,350,000	804,933
0.40%, 03/20/2056	JPY	37,200,000	156,875
0.50%, 03/20/2060	JPY	1,800,000	7,287
0.80%, 09/20/2047	JPY	88,350,000	491,699
1.00%, 03/20/2062	JPY	50,350,000	238,783
2.30%, 03/20/2040	JPY	209,800,000	1,636,185
Government of Malaysia
3.50%, 05/31/2027	MYR	192,000	46,740
3.52%, 04/20/2028	MYR	319,000	77,526
3.89%, 08/15/2029	MYR	172,000	42,406
4.46%, 03/31/2053	MYR	144,000	36,375
4.76%, 04/07/2037	MYR	173,000	45,554
Government of New Zealand
2.75%, 04/15/2037	NZD	163,000	86,004

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
2.75%, 05/15/2051	NZD	106,000	$ 46,402
4.25%, 05/15/2034	NZD	109,000	69,218
4.25%, 05/15/2034	NZD	29,000	18,416
4.25%, 05/15/2036	NZD	559,000	348,939
5.00%, 05/15/2054	NZD	492,000	318,764
Government of Sweden
1.75%, 11/11/2033	SEK	655,000	63,573
Kingdom of Belgium
2.70%, 10/22/2029*	EUR	267,000	302,273
2.85%, 10/22/2034*	EUR	248,000	278,377
3.45%, 06/22/2043*	EUR	123,000	141,257
3.50%, 06/22/2055*	EUR	93,000	104,589
Kingdom of Denmark
4.50%, 11/15/2039	DKK	532,000	101,465
Kingdom of Norway
3.00%, 08/15/2033*	NOK	290,000	26,877
3.63%, 05/31/2039*	NOK	165,000	15,995
Kingdom of Spain
1.90%, 10/31/2052*	EUR	220,000	171,472
2.50%, 05/31/2027	EUR	119,000	133,019
2.80%, 05/31/2026	EUR	703,000	787,720
3.45%, 10/31/2034*	EUR	478,000	555,866
3.45%, 07/30/2043*	EUR	258,000	285,358
3.50%, 05/31/2029	EUR	657,000	765,339
Kingdom of the Netherlands
Zero Coupon, 01/15/2038*	EUR	294,000	231,813
Zero Coupon, 01/15/2052*	EUR	134,000	73,800
2.50%, 01/15/2030*	EUR	250,000	282,788
Republic of Austria
1.50%, 02/20/2047*	EUR	166,000	139,705
2.10%, 09/20/2117*	EUR	17,000	14,874
2.90%, 02/20/2033*	EUR	134,000	152,685
3.45%, 10/20/2030*	EUR	175,000	206,139
Republic of Finland
2.88%, 04/15/2029*	EUR	99,000	113,000
2.95%, 04/15/2055*	EUR	22,000	24,191
3.00%, 09/15/2034*	EUR	87,000	99,698
Republic of Hungary
3.00%, 10/27/2038	HUF	4,140,000	8,057
Republic of Ireland
0.20%, 10/18/2030	EUR	67,000	66,048
1.30%, 05/15/2033	EUR	86,000	87,872
1.50%, 05/15/2050	EUR	59,000	50,003
Republic of Italy
2.80%, 03/01/2067*	EUR	66,000	56,155
3.10%, 08/28/2026	EUR	1,009,000	1,135,736
3.35%, 07/01/2029	EUR	894,000	1,021,990
3.50%, 02/15/2031*	EUR	251,000	287,790
4.05%, 10/30/2037*	EUR	962,000	1,122,507
4.15%, 10/01/2039*	EUR	52,000	60,387
4.30%, 10/01/2054*	EUR	65,000	74,110
4.50%, 10/01/2053*	EUR	78,000	92,885
Republic of Poland
1.75%, 04/25/2032	PLN	131,000	27,029
5.00%, 10/25/2034	PLN	269,000	68,525
6.00%, 10/25/2033	PLN	223,000	61,270
Republic of Singapore
1.88%, 10/01/2051	SGD	77,000	50,893
2.38%, 06/01/2025	SGD	28,000	21,719
State of Israel
1.30%, 04/30/2032	ILS	122,000	25,837
Security Description		Shares or Principal Amount	Value

Sovereign (continued)
United Kingdom Gilt Treasury
3.25%, 01/31/2033	GBP	469,000	$ 596,845
3.75%, 01/29/2038	GBP	692,000	883,629
4.00%, 10/22/2063	GBP	164,000	197,870
4.13%, 07/22/2029	GBP	598,000	808,275
4.38%, 07/31/2054	GBP	380,400	490,979
4.75%, 10/22/2043	GBP	202,000	279,246
United Kingdom Gilt Treasury TIPS
0.75%, 11/22/2033	GBP	116,589	158,933
United Mexican States
7.00%, 09/03/2026	MXN	3,336,600	161,985
7.50%, 06/03/2027	MXN	5,466,600	266,769
7.50%, 05/26/2033	MXN	2,077,900	94,288
8.00%, 07/31/2053	MXN	1,557,500	66,018
8.00%, 07/31/2053	MXN	576,900	24,453
8.50%, 03/01/2029	MXN	2,640,200	130,636
			27,710,970
Total Foreign Government Obligations (cost $28,212,449)			28,318,234
Total Long-Term Investment Securities (cost $136,794,563)			164,288,067
SHORT-TERM INVESTMENTS — 2.4%
Commercial Paper — 0.2%
Glencore Funding LLC
4.99%, 10/31/2024*		$ 300,000	298,709
Sovereign — 0.9%
Government of Japan
Zero Coupon, 11/18/2024	JPY	86,350,000	600,740
Zero Coupon, 11/25/2024	JPY	129,250,000	899,180
			1,499,920
U.S. Government — 1.3%
United States Treasury Bills
4.59%, 11/05/2024		896,000	891,953
5.13%, 10/31/2024		1,477,000	1,471,245
			2,363,198
Total Short-Term Investments (cost $4,141,836)			4,161,827
REPURCHASE AGREEMENTS — 0.9%
Bank of America Securities LLC Joint Repurchase Agreement(2)		300,000	300,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)		335,000	335,000
BNP Paribas SA Joint Repurchase Agreement(2)		315,000	315,000
Deutsche Bank AG Joint Repurchase Agreement(2)		300,000	300,000

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS (continued)
RBS Securities, Inc. Joint Repurchase Agreement(2)	$ 300,000	$ 300,000
Total Repurchase Agreements (cost $1,550,000)		1,550,000
TOTAL INVESTMENTS (cost $142,486,399)	98.3%	169,999,894
Other assets less liabilities	1.7	2,883,596
NET ASSETS	100.0%	$172,883,490
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Wellington Strategic Multi-Asset Portfolio has no right to demand registration of these securities. At September 30, 2024, the aggregate value of these securities was $10,120,067 representing 5.9% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for details of Joint Repurchase Agreements.
GDR—Global Depositary Receipt
LSE—London Stock Exchange
TIPS—Treasury Inflation Protected Securities
AUD—Australian Dollar
CAD—Canadian Dollar
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HUF—Hungarian Forint
ILS—Israeli New Sheqel
JPY—Japanese Yen
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
12	Long	Euro-BOBL	December 2024	$1,598,929	$1,603,603	$ 4,674
34	Long	Euro-Schatz	December 2024	4,056,066	4,056,261	195
13	Short	Australian 10 Year Bonds	December 2024	1,054,573	1,046,117	8,456
8	Short	Australian 3 Year Bonds	December 2024	592,929	592,786	143
5	Short	Long Gilt	December 2024	672,162	657,980	14,182
12	Short	U.S. Treasury Ultra 10 Year Notes	December 2024	1,420,833	1,419,563	1,270
6	Short	U.S. Treasury Ultra Bonds	December 2024	801,097	798,562	2,535
						$31,455
						Unrealized (Depreciation)
1	Long	Euro-OAT	December 2024	$ 141,303	$ 141,192	$ (111)
14	Long	U.S. Treasury 10 Year Notes	December 2024	1,603,720	1,599,937	(3,783)
16	Long	U.S. Treasury 2 Year Notes	December 2024	3,339,945	3,331,874	(8,071)
19	Long	U.S. Treasury 5 Year Notes	December 2024	2,092,531	2,087,774	(4,757)
2	Short	Canada 10 Year Bonds	December 2024	182,254	184,864	(2,610)
2	Short	Euro Buxl 30 Year Bonds	December 2024	300,728	303,400	(2,672)
6	Short	Euro-BTP	December 2024	794,366	811,286	(16,920)
5	Short	Euro-BUND	December 2024	750,680	750,930	(250)
23	Short	Mini-10 Year JGB	December 2024	2,309,694	2,314,162	(4,468)
						$(43,642)
		Net Unrealized Appreciation (Depreciation)				$(12,187)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Australia & New Zealand Banking Group	USD	90,253	JPY	12,955,000	10/02/2024	$ —	$ (116)
Bank of America, N.A.	CLP	390,000	USD	433	10/02/2024	—	(1)
	CNH	495,000	USD	69,642	10/08/2024	—	(1,004)
	CNH	495,000	USD	71,081	11/04/2024	290	—
	GBP	159,000	USD	212,415	10/02/2024	—	(160)
	GBP	2,544,000	USD	3,404,495	11/04/2024	3,347	—
	IDR	786,000,000	USD	51,244	10/02/2024	—	(672)
	JPY	5,300,000	USD	37,272	10/02/2024	396	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	KRW	555,564,000	USD	418,323	10/02/2024	$ —	$ (6,517)
	KRW	60,464,000	USD	45,845	11/04/2024	—	(60)
	SEK	310,000	USD	29,896	10/02/2024	—	(629)
	TWD	470,000	USD	14,856	10/02/2024	4	—
	USD	71,644	AUD	105,000	10/02/2024	948	—
	USD	433	CLP	390,000	10/02/2024	0	—
	USD	433	CLP	390,000	11/04/2024	1	—
	USD	70,930	CNH	495,000	10/08/2024	—	(284)
	USD	74,842	EUR	67,000	10/02/2024	—	(261)
	USD	3,404,635	GBP	2,544,000	10/02/2024	—	(3,434)
	USD	182,001	GBP	136,000	11/04/2024	—	(179)
	USD	51,090	IDR	786,000,000	10/02/2024	825	—
	USD	37,007	JPY	5,300,000	10/02/2024	—	(131)
	USD	418,933	KRW	555,564,000	10/02/2024	5,908	—
	USD	246,984	KRW	326,110,000	11/04/2024	603	—
	USD	29,473	SEK	300,000	10/02/2024	67	—
	USD	14,807	TWD	470,000	10/02/2024	45	—
	USD	71,624	ZAR	1,260,000	10/02/2024	1,303	—
	ZAR	630,000	USD	36,034	10/02/2024	—	(430)
						13,737	(13,762)
Bank of Montreal	USD	5,709	MXN	110,000	10/02/2024	—	(123)
Barclays Bank PLC	AUD	2,915,000	USD	1,979,034	10/02/2024	—	(36,252)
	AUD	2,350,000	USD	1,624,437	11/04/2024	—	(1,077)
	CAD	80,000	USD	59,423	10/02/2024	270	—
	CNH	423,000	USD	60,617	10/08/2024	246	—
	CZK	1,930,000	USD	85,452	10/02/2024	241	—
	DKK	628,000	USD	94,084	10/02/2024	305	—
	EUR	246,000	USD	273,559	10/02/2024	—	(276)
	GBP	2,503,000	USD	3,306,435	10/02/2024	—	(39,952)
	HUF	3,012,000	USD	8,471	11/04/2024	42	—
	JPY	63,700,000	USD	448,499	10/02/2024	5,292	—
	MXN	2,060,000	USD	104,245	10/02/2024	—	(377)
	NOK	630,000	USD	58,952	10/02/2024	—	(747)
	NOK	470,000	USD	44,773	11/04/2024	221	—
	NZD	355,000	USD	220,351	10/02/2024	—	(5,181)
	PLN	830,000	USD	214,799	10/02/2024	—	(842)
	SEK	1,835,000	USD	179,079	10/02/2024	—	(1,605)
	SGD	35,000	USD	27,030	10/02/2024	—	(202)
	THB	2,500,000	USD	74,238	10/02/2024	—	(3,456)
	THB	770,000	USD	23,776	11/04/2024	—	(207)
	USD	2,049,780	AUD	2,978,000	10/02/2024	9,061	—
	USD	190,785	AUD	276,000	11/04/2024	126	—
	USD	59,098	CAD	80,000	10/02/2024	55	—
	USD	94,462	CHF	80,000	10/02/2024	61	—
	USD	60,058	CNH	423,000	10/08/2024	313	—
	USD	60,740	CNH	423,000	11/04/2024	—	(245)
	USD	199,735	EUR	180,000	10/02/2024	632	—
	USD	168,642	GBP	128,000	10/02/2024	2,488	—
	USD	460,468	JPY	65,800,000	10/02/2024	—	(2,649)
	USD	82,457	MXN	1,630,000	10/02/2024	326	—
	USD	147,897	NOK	1,565,000	10/02/2024	402	—
	USD	127,499	NZD	205,000	10/02/2024	2,738	—
	USD	44,497	NZD	70,000	11/04/2024	—	(21)
	USD	192,131	PLN	740,000	10/02/2024	126	—
	USD	29,924	SEK	310,000	10/02/2024	600	—
	USD	42,079	SGD	55,000	10/02/2024	714	—
	USD	19,559	SGD	25,000	11/04/2024	—	(75)
	USD	47,357	THB	1,600,000	10/02/2024	2,367	—
	ZAR	270,000	USD	15,352	10/02/2024	—	(276)
						26,626	(93,440)
BNP Paribas SA	AUD	315,000	USD	213,550	10/02/2024	—	(4,225)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	CAD	170,000	USD	125,474	10/02/2024	$ —	$ (226)
	CAD	40,000	USD	29,619	11/04/2024	19	—
	CHF	165,000	USD	195,254	10/02/2024	300	—
	CNH	15,000	USD	2,149	10/08/2024	9	—
	CZK	550,000	USD	24,399	10/02/2024	117	—
	EUR	380,000	USD	421,458	10/02/2024	—	(1,539)
	GBP	124,000	USD	163,033	10/02/2024	—	(2,749)
	HKD	655,000	USD	84,311	04/16/2025	—	(144)
	JPY	654,534,000	USD	4,544,326	10/02/2024	—	(9,746)
	MXN	1,160,000	USD	59,389	10/02/2024	476	—
	MYR	1,018,000	USD	246,767	11/04/2024	99	—
	NOK	2,380,000	USD	223,399	10/02/2024	—	(2,130)
	NZD	318,000	USD	198,339	10/02/2024	—	(3,686)
	PLN	60,000	USD	15,692	10/02/2024	103	—
	SEK	4,005,000	USD	392,328	10/02/2024	—	(2,026)
	USD	241,444	AUD	354,000	10/02/2024	3,294	—
	USD	69,424	AUD	100,000	11/04/2024	—	(253)
	USD	106,770	CAD	144,000	10/02/2024	—	(295)
	USD	242,081	CHF	205,000	10/02/2024	136	—
	USD	2,110	CNH	15,000	10/08/2024	31	—
	USD	2,154	CNH	15,000	11/04/2024	—	(9)
	USD	86,207	CZK	1,940,000	10/02/2024	—	(555)
	USD	11,965	CZK	270,000	11/04/2024	—	(37)
	USD	312,199	EUR	281,000	10/02/2024	596	—
	USD	51,452	EUR	46,000	11/04/2024	—	(177)
	USD	270,221	GBP	205,000	10/02/2024	3,854	—
	USD	58,977	GBP	44,000	11/04/2024	—	(152)
	USD	476,327	JPY	68,199,000	10/02/2024	—	(1,817)
	USD	156,885	JPY	22,400,000	11/01/2024	—	(394)
	USD	50,584	MXN	980,000	10/02/2024	—	(812)
	USD	29,332	MXN	580,000	11/04/2024	—	(20)
	USD	246,325	MYR	1,018,000	10/02/2024	553	—
	USD	162,561	NOK	1,735,000	10/02/2024	1,848	—
	USD	15,361	NZD	25,000	10/02/2024	522	—
	USD	139,890	SEK	1,430,000	10/02/2024	915	—
						12,872	(30,992)
Canadian Imperial Bank of Commerce	CNH	470,000	USD	67,348	10/08/2024	270	—
	JPY	5,300,000	USD	37,312	10/02/2024	436	—
	USD	66,790	CNH	470,000	10/08/2024	288	—
	USD	67,490	CNH	470,000	11/04/2024	—	(274)
	USD	37,042	JPY	5,300,000	10/02/2024	—	(166)
						994	(440)
Citibank, N.A.	AUD	305,000	USD	206,598	10/02/2024	—	(4,264)
	AUD	65,000	USD	44,958	11/04/2024	—	(3)
	CAD	181,000	USD	134,438	10/02/2024	604	—
	CHF	250,000	USD	295,687	10/02/2024	301	—
	CNH	521,000	USD	73,304	10/08/2024	—	(1,053)
	CNH	521,000	USD	74,814	11/04/2024	303	—
	CNH	210,000	USD	29,581	06/20/2025	—	(882)
	DKK	628,000	USD	93,936	11/04/2024	—	(7)
	EUR	857,000	USD	952,050	10/02/2024	—	(1,919)
	EUR	60,000	USD	67,111	11/04/2024	230	—
	GBP	330,000	USD	435,621	10/02/2024	—	(5,573)
	ILS	145,000	USD	39,609	10/07/2024	711	—
	JPY	94,800,000	USD	662,897	10/02/2024	3,305	—
	JPY	5,400,000	USD	37,382	11/01/2024	—	(344)
	MXN	3,121,000	USD	158,714	10/02/2024	207	—
	NOK	1,870,000	USD	177,375	10/02/2024	173	—
	NZD	140,000	USD	88,176	10/02/2024	—	(766)
	SEK	910,000	USD	88,902	10/02/2024	—	(701)
	SGD	40,000	USD	30,760	10/02/2024	—	(362)
	USD	100,665	AUD	150,000	10/02/2024	3,038	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	51,787	CAD	70,000	10/02/2024	$ —	$ (28)
	USD	372,182	CHF	315,000	10/02/2024	5	—
	USD	74,657	CNH	521,000	10/08/2024	—	(300)
	USD	59,448	CZK	1,340,000	10/02/2024	—	(286)
	USD	93,774	DKK	628,000	10/02/2024	6	—
	USD	923,296	EUR	830,000	10/02/2024	618	—
	USD	216,712	EUR	194,000	11/04/2024	—	(464)
	USD	538,590	GBP	408,000	10/02/2024	6,886	—
	USD	9,561	ILS	35,000	10/07/2024	—	(172)
	USD	684,061	JPY	97,500,000	10/02/2024	—	(5,682)
	USD	135,172	MXN	2,650,000	10/02/2024	—	(586)
	USD	38,089	MXN	750,000	11/04/2024	—	(186)
	USD	146,929	NOK	1,560,000	10/02/2024	897	—
	USD	268,626	NZD	431,000	10/02/2024	5,188	—
	USD	28,591	NZD	45,000	11/04/2024	1	—
	USD	273,924	SEK	2,790,000	10/02/2024	794	—
	USD	44,856	SEK	450,000	11/04/2024	—	(476)
	USD	120,250	SGD	156,000	10/02/2024	1,127	—
	USD	9,301	THB	300,000	11/04/2024	43	—
	ZAR	620,000	USD	35,392	10/02/2024	—	(493)
						24,437	(24,547)
Commonwealth Bank of Australia Sydney	AUD	45,000	USD	31,184	11/04/2024	57	—
	NZD	72,189	USD	45,847	10/02/2024	—	(14)
	NZD	1,424,000	USD	904,468	11/04/2024	—	(305)
	SEK	150,000	USD	14,803	10/02/2024	33	—
	USD	13,532	AUD	20,000	10/02/2024	295	—
	USD	34,071	CAD	46,000	10/02/2024	—	(58)
	USD	70,629	EUR	64,000	10/02/2024	612	—
	USD	36,900	EUR	33,000	11/04/2024	—	(116)
	USD	904,382	NZD	1,424,000	10/02/2024	285	—
	USD	45,852	NZD	72,189	11/04/2024	15	—
						1,297	(493)
Credit Agricole SA	CNH	596,000	USD	83,853	10/08/2024	—	(1,208)
	CNH	596,000	USD	85,585	11/04/2024	349	—
	JPY	5,300,000	USD	37,591	10/02/2024	715	—
	MXN	290,000	USD	15,040	10/02/2024	312	—
	USD	85,403	CNH	596,000	10/08/2024	—	(342)
						1,376	(1,550)
Deutsche Bank AG	AUD	125,000	USD	83,308	10/02/2024	—	(3,111)
	CAD	40,000	USD	29,509	10/02/2024	—	(68)
	CHF	15,000	USD	17,728	10/02/2024	5	—
	EUR	14,793,000	USD	16,514,773	10/02/2024	47,954	—
	EUR	14,526,000	USD	16,198,850	11/04/2024	7,003	—
	MYR	197,000	USD	45,549	10/02/2024	—	(2,226)
	NOK	360,000	USD	34,237	10/02/2024	123	—
	NOK	160,000	USD	15,214	11/04/2024	47	—
	NZD	25,000	USD	15,628	10/02/2024	—	(255)
	PLN	230,000	USD	59,807	11/04/2024	92	—
	SEK	450,000	USD	44,331	10/02/2024	22	—
	SEK	150,000	USD	14,918	11/04/2024	125	—
	USD	30,403	AUD	45,000	10/02/2024	708	—
	USD	31,139	AUD	45,000	11/04/2024	—	(12)
	USD	82,583	CHF	70,000	10/02/2024	125	—
	USD	59,278	CZK	1,340,000	11/04/2024	—	(77)
	USD	16,488,719	EUR	14,806,000	10/02/2024	—	(7,429)
	USD	59,188	EUR	53,000	11/04/2024	—	(110)
	USD	81,319	JPY	11,600,000	10/02/2024	—	(609)
	USD	37,961	JPY	5,400,000	11/01/2024	—	(236)
	USD	6,022	MXN	120,000	10/02/2024	73	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	105,949	NOK	1,130,000	10/02/2024	$ 1,130	$ —
	USD	44,686	SEK	450,000	11/04/2024	—	(307)
						57,407	(14,440)
Goldman Sachs International	AUD	60,000	USD	40,621	10/02/2024	—	(860)
	BRL	725,000	USD	132,191	10/02/2024	—	(893)
	CHF	109,000	USD	129,683	10/02/2024	895	—
	CLP	28,000,000	USD	30,235	10/02/2024	—	(900)
	CNH	741,000	USD	106,181	10/08/2024	426	—
	CZK	10,000	USD	441	10/02/2024	—	(1)
	EUR	183,000	USD	203,216	10/02/2024	—	(490)
	EUR	133,000	USD	148,339	11/04/2024	86	—
	GBP	11,000	USD	14,387	10/02/2024	—	(319)
	HUF	5,300,000	USD	14,866	10/02/2024	16	—
	IDR	333,000,000	USD	21,678	10/02/2024	—	(317)
	JPY	28,200,000	USD	195,812	10/02/2024	—	(396)
	JPY	5,400,000	USD	37,821	11/01/2024	96	—
	KRW	395,770,000	USD	298,524	10/02/2024	—	(4,122)
	KRW	157,850,000	USD	120,215	11/04/2024	373	—
	MXN	3,043,000	USD	152,524	10/02/2024	—	(2,021)
	NOK	1,120,000	USD	104,722	10/02/2024	—	(1,409)
	NZD	148,811	USD	92,317	10/02/2024	—	(2,223)
	PLN	40,000	USD	10,344	10/02/2024	—	(48)
	THB	2,330,000	USD	69,454	10/02/2024	—	(2,957)
	TWD	1,460,000	USD	45,738	10/02/2024	—	(396)
	USD	77,137	AUD	115,000	10/02/2024	2,368	—
	USD	130,674	BRL	725,000	10/02/2024	2,410	—
	USD	66,984	BRL	365,000	11/04/2024	—	(230)
	USD	94,845	CHF	80,000	10/02/2024	—	(321)
	USD	17,893	CHF	15,000	11/04/2024	—	(103)
	USD	30,018	CLP	28,000,000	10/02/2024	1,117	—
	USD	104,265	CNH	741,000	10/08/2024	1,490	—
	USD	106,425	CNH	741,000	11/04/2024	—	(451)
	USD	30,196	CNH	210,000	06/20/2025	267	—
	USD	372,994	EUR	336,000	10/02/2024	1,024	—
	USD	36,910	EUR	33,000	11/04/2024	—	(126)
	USD	51,065	GBP	39,000	10/02/2024	1,077	—
	USD	116,159	HKD	900,000	06/18/2025	—	(30)
	USD	21,859	IDR	333,000,000	10/02/2024	136	—
	USD	264	IDR	4,000,000	11/04/2024	—	(1)
	USD	37,035	JPY	5,200,000	10/02/2024	—	(855)
	USD	181,056	JPY	25,800,000	11/01/2024	—	(812)
	USD	297,387	KRW	395,770,000	10/02/2024	5,259	—
	USD	83,120	KRW	108,540,000	11/04/2024	—	(715)
	USD	82,561	MXN	1,625,000	10/02/2024	—	(32)
	USD	59,326	NOK	630,000	10/02/2024	373	—
	USD	14,393	PLN	55,000	11/04/2024	—	(113)
	USD	46,320	SEK	480,000	10/02/2024	943	—
	USD	14,794	SEK	150,000	11/04/2024	—	(1)
	USD	21,144	THB	710,000	10/02/2024	922	—
	USD	46,037	TWD	1,460,000	10/02/2024	98	—
						19,376	(21,142)
HSBC Bank PLC	AUD	155,000	USD	104,623	10/02/2024	—	(2,536)
	CAD	231,000	USD	170,534	10/02/2024	—	(271)
	CAD	1,987,000	USD	1,470,213	11/04/2024	—	(171)
	CHF	125,000	USD	147,553	10/02/2024	—	(140)
	EUR	119,000	USD	132,631	10/02/2024	166	—
	GBP	90,000	USD	119,636	10/02/2024	—	(690)
	ILS	35,000	USD	9,225	10/07/2024	—	(165)
	ILS	230,000	USD	61,892	11/04/2024	148	—
	JPY	26,400,000	USD	186,118	10/02/2024	2,433	—
	JPY	86,350,000	USD	587,299	11/18/2024	—	(17,287)
	MXN	1,064,000	USD	53,844	10/02/2024	—	(194)

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	NZD	190,000	USD	118,027	10/02/2024	$ —	$ (2,680)
	PLN	35,000	USD	9,037	10/02/2024	—	(56)
	SEK	2,289,000	USD	225,176	10/02/2024	—	(211)
	THB	600,000	USD	17,645	10/02/2024	—	(1,002)
	USD	89,183	AUD	133,000	10/02/2024	2,767	—
	USD	1,579,401	CAD	2,137,000	10/02/2024	728	—
	USD	299,872	CAD	405,000	11/04/2024	—	(171)
	USD	201,398	CHF	170,000	10/02/2024	—	(535)
	USD	26,954	ILS	100,000	10/07/2024	—	(128)
	USD	59,217	JPY	8,500,000	10/02/2024	—	(76)
	USD	35,831	MXN	690,000	10/02/2024	—	(788)
	USD	29,584	NOK	315,000	10/02/2024	265	—
	USD	179,708	NZD	290,000	10/02/2024	4,529	—
	USD	44,192	SEK	450,000	10/02/2024	117	—
	USD	17,894	THB	580,000	11/04/2024	171	—
						11,324	(27,101)
JPMorgan Chase Bank, N.A.	AUD	150,000	USD	101,090	10/02/2024	—	(2,612)
	CAD	80,000	USD	59,303	10/02/2024	150	—
	CHF	130,000	USD	153,459	10/02/2024	—	(142)
	CNH	1,956,000	USD	275,466	10/08/2024	—	(3,693)
	CNH	1,431,000	USD	205,490	11/04/2024	838	—
	CNH	207,000	USD	29,294	05/22/2025	—	(692)
	CZK	470,000	USD	20,750	10/02/2024	—	(1)
	EUR	242,000	USD	268,481	10/02/2024	—	(901)
	GBP	11,000	USD	14,355	10/02/2024	—	(351)
	GBP	22,000	USD	29,479	11/04/2024	67	—
	HKD	655,000	USD	84,309	04/17/2025	—	(146)
	JPY	5,300,000	USD	37,220	10/02/2024	344	—
	NZD	85,000	USD	53,983	11/04/2024	—	(24)
	PLN	240,000	USD	62,136	10/02/2024	—	(218)
	SEK	750,000	USD	73,638	10/02/2024	—	(211)
	SGD	284,000	USD	222,056	11/04/2024	717	—
	USD	40,243	AUD	60,000	10/02/2024	1,238	—
	USD	66,370	CAD	90,000	10/02/2024	177	—
	USD	28,557	CHF	25,000	10/02/2024	982	—
	USD	278,727	CNH	1,956,000	10/08/2024	432	—
	USD	29,684	CNH	207,000	05/22/2025	302	—
	USD	228,702	EUR	206,000	10/02/2024	607	—
	USD	36,862	EUR	33,000	11/04/2024	—	(78)
	USD	14,404	GBP	11,000	10/02/2024	302	—
	USD	126,891	JPY	17,900,000	10/02/2024	—	(2,347)
	USD	67,152	MXN	1,332,000	10/02/2024	497	—
	USD	58,735	NOK	620,000	10/02/2024	17	—
	USD	80,585	NZD	130,000	10/02/2024	2,004	—
	USD	221,681	SGD	284,000	10/02/2024	—	(712)
	ZAR	610,000	USD	35,392	10/02/2024	86	—
						8,760	(12,128)
Morgan Stanley & Co. International PLC	AUD	225,000	USD	151,003	10/02/2024	—	(4,550)
	CAD	40,000	USD	29,694	10/02/2024	118	—
	CHF	30,000	USD	35,486	10/02/2024	40	—
	CHF	84,000	USD	99,936	11/04/2024	311	—
	CNH	194,000	USD	27,799	10/08/2024	112	—
	CZK	381,000	USD	16,928	11/04/2024	95	—
	EUR	53,000	USD	59,398	10/02/2024	401	—
	GBP	68,000	USD	89,659	10/02/2024	—	(1,254)
	HKD	1,110,000	USD	143,097	05/12/2025	—	(69)
	JPY	18,000,000	USD	127,711	10/02/2024	2,472	—
	JPY	2,300,000	USD	16,103	11/01/2024	35	—
	MXN	17,729,000	USD	894,994	10/02/2024	—	(5,412)
	NOK	620,000	USD	58,860	10/02/2024	109	—
	NZD	1,665,000	USD	1,037,617	10/02/2024	—	(20,158)
	PLN	55,000	USD	14,334	10/02/2024	44	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	PLN	767,000	USD	199,750	11/04/2024	$ 616	$ —
	SEK	300,000	USD	29,650	10/02/2024	111	—
	SGD	478,000	USD	367,475	10/02/2024	—	(4,437)
	THB	20,000	USD	590	10/02/2024	—	(32)
	THB	1,170,000	USD	36,353	11/04/2024	—	(88)
	USD	118,065	AUD	175,000	10/02/2024	2,921	—
	USD	14,784	CAD	20,000	10/02/2024	5	—
	USD	152,798	CHF	129,000	10/02/2024	—	(379)
	USD	27,298	CNH	194,000	10/08/2024	390	—
	USD	27,856	CNH	194,000	11/04/2024	—	(111)
	USD	15,068	CZK	340,000	10/02/2024	—	(56)
	USD	58,932	EUR	53,000	10/02/2024	65	—
	USD	43,571	GBP	33,000	10/02/2024	548	—
	USD	11,389	JPY	1,600,000	10/02/2024	—	(257)
	USD	157,196	MXN	3,122,000	10/02/2024	1,361	—
	USD	104,150	NOK	1,100,000	10/02/2024	87	—
	USD	74,711	NZD	120,000	10/02/2024	1,525	—
	USD	15,765	NZD	25,000	11/04/2024	119	—
	USD	199,892	PLN	767,000	10/02/2024	—	(619)
	USD	14,324	PLN	55,000	11/04/2024	—	(44)
	USD	30,785	SGD	40,000	10/02/2024	337	—
	USD	124,313	SGD	159,000	11/04/2024	—	(394)
	USD	85,871	THB	2,830,000	10/02/2024	2,078	—
	USD	133,362	ZAR	2,302,000	10/02/2024	—	(125)
	ZAR	992,000	USD	55,823	10/02/2024	—	(1,593)
	ZAR	2,042,000	USD	118,602	11/04/2024	734	—
						14,634	(39,578)
Natwest Markets PLC	USD	15,185	JPY	2,200,000	11/01/2024	184	—
Royal Bank of Canada	AUD	430,000	USD	291,075	10/02/2024	—	(6,206)
	AUD	105,000	USD	72,636	11/04/2024	7	—
	CAD	140,000	USD	103,348	10/02/2024	—	(170)
	CHF	355,000	USD	419,861	10/02/2024	413	—
	CHF	75,000	USD	89,488	11/04/2024	538	—
	CNH	896,000	USD	126,074	10/08/2024	—	(1,803)
	CNH	896,000	USD	128,676	11/04/2024	536	—
	CZK	600,000	USD	26,591	10/02/2024	101	—
	CZK	540,000	USD	23,844	11/04/2024	—	(14)
	EUR	179,000	USD	198,631	10/02/2024	—	(622)
	EUR	66,000	USD	73,822	11/04/2024	253	—
	GBP	28,000	USD	36,526	10/02/2024	—	(908)
	JPY	46,600,000	USD	328,274	10/02/2024	4,043	—
	JPY	10,900,000	USD	76,777	11/01/2024	628	—
	NOK	160,000	USD	15,112	10/02/2024	—	(49)
	NZD	285,000	USD	176,278	10/02/2024	—	(4,783)
	PLN	60,000	USD	15,677	10/02/2024	89	—
	USD	310,261	AUD	460,000	10/02/2024	7,760	—
	USD	221,783	CAD	300,000	10/02/2024	41	—
	USD	29,629	CAD	40,000	11/04/2024	—	(29)
	USD	484,213	CHF	410,000	10/02/2024	220	—
	USD	29,798	CHF	25,000	11/04/2024	—	(148)
	USD	128,405	CNH	896,000	10/08/2024	—	(529)
	USD	29,162	CZK	660,000	10/02/2024	—	(23)
	USD	11,981	CZK	270,000	11/04/2024	—	(52)
	USD	238,046	EUR	214,000	10/02/2024	168	—
	USD	131,836	EUR	118,000	11/04/2024	—	(304)
	USD	59,466	GBP	45,000	10/02/2024	697	—
	USD	280	HUF	100,000	10/02/2024	0	—
	USD	475,549	JPY	67,500,000	10/02/2024	—	(5,902)
	USD	53,443	JPY	7,600,000	11/01/2024	—	(348)
	USD	29,673	NOK	320,000	10/02/2024	650	—
	USD	225,984	NZD	365,000	10/02/2024	5,901	—
	USD	38,088	NZD	60,000	11/04/2024	34	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	29,304	SEK	300,000	10/02/2024	$ 236	$ —
	USD	29,895	SEK	300,000	11/04/2024	—	(309)
						22,315	(22,199)
Societe Generale	CAD	60,000	USD	44,145	10/02/2024	—	(220)
	CHF	105,000	USD	124,214	10/02/2024	152	—
	CNH	174,000	USD	24,934	10/08/2024	101	—
	EUR	520,000	USD	577,350	10/02/2024	—	(1,488)
	EUR	66,000	USD	73,974	11/04/2024	405	—
	JPY	7,300,000	USD	52,026	10/02/2024	1,234	—
	MXN	290,000	USD	14,864	10/02/2024	136	—
	NOK	1,100,000	USD	103,865	10/02/2024	—	(371)
	PLN	152,000	USD	39,478	10/02/2024	—	(13)
	SEK	150,000	USD	14,908	11/04/2024	115	—
	USD	64,963	CHF	55,000	10/02/2024	22	—
	USD	24,480	CNH	174,000	10/08/2024	353	—
	USD	24,988	CNH	174,000	11/04/2024	—	(104)
	USD	347,813	EUR	313,000	10/02/2024	603	—
	USD	36,797	EUR	33,000	11/04/2024	—	(13)
	USD	74,716	JPY	10,500,000	10/02/2024	—	(1,660)
	USD	41,293	MXN	810,000	11/04/2024	—	(357)
	USD	119,111	NOK	1,280,000	10/02/2024	2,182	—
						5,303	(4,226)
Standard Chartered Bank	AUD	55,000	USD	37,351	10/02/2024	—	(673)
	CNH	212,000	USD	30,142	10/08/2024	—	(115)
	GBP	4,000	USD	5,249	10/02/2024	—	(98)
	HKD	900,000	USD	116,062	06/18/2025	—	(68)
	JPY	10,600,000	USD	74,169	10/02/2024	417	—
	MYR	821,000	USD	189,521	10/02/2024	—	(9,582)
	SGD	20,000	USD	15,565	10/02/2024	4	—
	USD	36,880	AUD	55,000	10/02/2024	1,144	—
	USD	14,731	CAD	20,000	10/02/2024	58	—
	USD	29,798	CNH	212,000	10/08/2024	458	—
	USD	17,377	CNH	121,000	11/04/2024	—	(72)
	USD	36,783	EUR	33,000	10/02/2024	—	(49)
	USD	36,921	EUR	33,000	11/04/2024	—	(137)
	USD	84,462	HKD	655,000	04/16/2025	—	(7)
	USD	84,463	HKD	655,000	04/17/2025	—	(7)
	USD	286,989	HKD	2,225,000	05/12/2025	—	(14)
	USD	12,180	ILS	45,000	10/07/2024	—	(108)
	USD	37,325	JPY	5,400,000	11/01/2024	401	—
						2,482	(10,930)
State Street Bank & Trust Company	AUD	415,000	USD	280,165	10/02/2024	—	(6,745)
	CAD	2,216,000	USD	1,646,602	10/02/2024	8,060	—
	CHF	175,000	USD	207,186	10/02/2024	416	—
	CNY	1,071,000	USD	150,753	10/08/2024	—	(1,896)
	CNY	1,071,000	USD	153,793	11/04/2024	590	—
	CZK	2,820,000	USD	124,814	10/02/2024	309	—
	EUR	213,000	USD	236,407	10/02/2024	—	(694)
	EUR	46,000	USD	51,374	10/02/2024	169	—
	EUR	206,000	USD	230,257	11/04/2024	633	—
	GBP	86,000	USD	113,559	10/02/2024	—	(1,419)
	GBP	31,000	USD	41,581	11/04/2024	137	—
	JPY	12,600,000	USD	89,279	10/02/2024	1,611	—
	JPY	7,500,000	USD	52,892	11/01/2024	496	—
	MXN	2,739,000	USD	138,962	10/02/2024	—	(144)
	MXN	1,160,000	USD	58,775	11/04/2024	152	—
	NZD	100,000	USD	62,783	10/02/2024	—	(747)
	NZD	70,000	USD	44,455	11/04/2024	—	(21)
	PLN	77,000	USD	20,126	11/04/2024	135	—
	SEK	150,000	USD	14,689	10/02/2024	—	(81)
	USD	138,586	AUD	205,000	10/02/2024	3,140	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	104,100	CAD	141,000	10/02/2024	$ 157	$ —
	USD	14,887	CAD	20,000	10/02/2024	—	(99)
	USD	147,803	CHF	125,000	10/02/2024	—	(110)
	USD	153,469	CNY	1,071,000	10/08/2024	—	(820)
	USD	134,324	EUR	121,000	10/02/2024	367	—
	USD	44,707	GBP	34,000	10/02/2024	750	—
	USD	170,419	JPY	24,300,000	10/02/2024	—	(1,346)
	USD	59,696	JPY	8,600,000	11/01/2024	386	—
	USD	162,401	MXN	3,217,000	10/02/2024	981	—
	USD	35,203	MXN	690,000	10/02/2024	—	(160)
	USD	44,056	MXN	870,000	11/04/2024	—	(89)
	USD	15,154	NOK	160,000	10/02/2024	8	—
	USD	93,580	NZD	150,000	10/02/2024	1,715	—
	USD	48,018	SEK	490,000	10/02/2024	230	—
	USD	29,129	SGD	38,000	10/02/2024	437	—
	ZAR	170,000	USD	9,556	10/02/2024	—	(283)
						20,879	(14,654)
Toronto Dominion Bank	AUD	45,000	USD	30,443	10/02/2024	—	(668)
	CAD	90,000	USD	66,358	10/02/2024	—	(190)
	CAD	20,000	USD	14,809	11/04/2024	9	—
	EUR	119,000	USD	132,420	10/02/2024	—	(44)
	GBP	11,000	USD	14,348	10/02/2024	—	(359)
	JPY	9,400,000	USD	67,101	10/02/2024	1,698	—
	MXN	290,000	USD	14,714	11/04/2024	58	—
	NZD	25,000	USD	15,327	10/02/2024	—	(556)
	NZD	45,000	USD	28,586	11/04/2024	—	(6)
	USD	71,499	AUD	105,000	10/02/2024	1,093	—
	USD	192,595	CAD	260,000	10/02/2024	—	(347)
	USD	35,440	CHF	30,000	10/02/2024	6	—
	USD	23,813	CZK	540,000	10/02/2024	28	—
	USD	14,578	EUR	13,000	11/04/2024	—	(88)
	USD	14,704	HUF	5,200,000	10/02/2024	—	(135)
	USD	51,322	JPY	7,300,000	10/02/2024	—	(530)
	USD	17,546	MXN	350,000	10/02/2024	229	—
	USD	14,299	PLN	55,000	10/02/2024	—	(10)
						3,121	(2,933)
UBS AG	AUD	90,000	USD	60,904	10/02/2024	—	(1,318)
	CAD	80,000	USD	58,809	10/02/2024	—	(344)
	CHF	235,000	USD	269,023	10/02/2024	—	(8,639)
	CNH	1,261,000	USD	174,174	10/08/2024	—	(5,796)
	CNH	107,000	USD	15,367	11/04/2024	65	—
	EUR	122,000	USD	135,629	10/02/2024	—	(176)
	EUR	33,000	USD	36,821	11/04/2024	37	—
	GBP	168,000	USD	221,083	10/02/2024	—	(3,524)
	HKD	1,115,000	USD	143,754	05/12/2025	—	(56)
	JPY	58,599,000	USD	399,558	10/02/2024	—	(8,158)
	JPY	602,079,000	USD	4,232,735	11/01/2024	26,498	—
	MXN	3,288,000	USD	167,705	10/02/2024	717	—
	MXN	17,391,000	USD	884,765	11/04/2024	5,870	—
	NOK	2,535,000	USD	240,626	10/02/2024	409	—
	NOK	360,000	USD	34,183	11/04/2024	58	—
	NZD	25,000	USD	15,670	10/02/2024	—	(213)
	PLN	90,000	USD	23,612	10/02/2024	230	—
	SEK	760,000	USD	73,958	10/02/2024	—	(876)
	SEK	4,609,000	USD	456,215	11/04/2024	1,670	—
	THB	1,500,000	USD	45,011	10/02/2024	—	(1,605)
	USD	107,077	AUD	160,000	10/02/2024	3,539	—
	USD	58,554	CAD	80,000	10/02/2024	600	—
	USD	177,704	CNH	1,261,000	10/08/2024	2,265	—
	USD	69,008	CZK	1,560,000	10/02/2024	—	(133)
	USD	520,056	EUR	468,000	10/02/2024	898	—
	USD	191,478	GBP	146,000	10/02/2024	3,716	—

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	4,497,908	JPY	642,479,000	10/02/2024	$ —	$ (27,712)
	USD	269,303	JPY	38,299,000	11/01/2024	—	(1,739)
	USD	933,208	MXN	18,268,000	10/02/2024	—	(5,427)
	USD	203,590	MXN	4,015,000	11/04/2024	—	(682)
	USD	34,172	NOK	360,000	10/02/2024	—	(58)
	USD	240,707	NOK	2,535,000	11/04/2024	—	(407)
	USD	86,793	NZD	139,000	10/02/2024	1,514	—
	USD	529,179	SEK	5,359,000	10/02/2024	—	(1,503)
	USD	52,585	SEK	530,000	11/04/2024	—	(316)
	USD	54,076	THB	1,810,000	10/02/2024	2,175	—
	ZAR	270,000	USD	15,141	10/02/2024	—	(486)
						50,261	(69,168)
Westpac Banking Corp.	AUD	65,000	USD	43,743	10/02/2024	—	(1,195)
	AUD	20,000	USD	13,876	11/04/2024	41	—
	GBP	113,000	USD	151,210	11/04/2024	137	—
	JPY	129,250,000	USD	898,209	11/25/2024	—	(7,555)
	NZD	50,000	USD	31,162	10/02/2024	—	(603)
	USD	155,138	AUD	230,000	10/02/2024	3,873	—
	USD	13,849	AUD	20,000	11/04/2024	—	(15)
	USD	110,834	EUR	100,000	10/02/2024	481	—
	USD	74,163	NZD	120,000	10/02/2024	2,073	—
						6,605	(9,368)
Unrealized Appreciation (Depreciation)						$303,990	$(413,330)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Yuan Renminbi Offshore
CNY—Chinese Yuan
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

SunAmerica Series Trust SA Wellington Strategic Multi-Asset Portfolio
PORTFOLIO OF INVESTMENTS — September 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$110,508,073	$—	$—	$110,508,073
Corporate Bonds & Notes	—	3,329,624	—	3,329,624
U.S. Government & Agency Obligations	—	22,132,136	—	22,132,136
Foreign Government Obligations	—	28,318,234	—	28,318,234
Short-Term Investments	—	4,161,827	—	4,161,827
Repurchase Agreements	—	1,550,000	—	1,550,000
Total Investments at Value	$110,508,073	$59,491,821	$—	$169,999,894
Other Financial Instruments:†
Futures Contracts	$31,455	$—	$—	$31,455
Forward Foreign Currency Contracts	—	303,990	—	303,990
Total Other Financial Instruments	$31,455	$303,990	$—	$335,445
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$43,642	$—	$—	$43,642
Forward Foreign Currency Contracts	—	413,330	—	413,330
Total Other Financial Instruments	$43,642	$413,330	$—	$456,972
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2024 — (unaudited)

Note 1 — Security Valuation
    In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1 — Unadjusted quoted prices in active markets for identical securities
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of September 30, 2024 is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2024 — (unaudited) — (continued)

reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
Note 2 — Derivative Instruments
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. On the settlement date, the Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that a Portfolio has not yet received though the Portfolio’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported in the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since futures contracts are generally exchange-traded.
    Future contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2024 — (unaudited) — (continued)

    The following table represents the Portfolio's objectives for using derivative instruments for the period ended September 30, 2024:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts
SA Wellington Government and Quality Bond	1	-
SA Wellington Strategic Multi-Asset	1, 2	2

(1)	To manage interest rate risk and the duration of the portfolio.
(2)	To manage foreign currency exchange rate risk.
Note 3 — Repurchase Agreements
As of September 30, 2024, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	23.41%	$4,010,000
SA Wellington Government and Quality Bond Portfolio	43.19	7,400,000
SA Wellington Strategic Multi-Asset Portfolio	1.75	300,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Bank of America Securities LLC, dated September 30, 2024, bearing interest at a rate of 4.84% per annum, with a principal amount of $17,133,000, a repurchase price of $17,135,303, and a maturity date of October 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.00%	02/28/2030	$17,050,000	$17,484,036
As of September 30, 2024, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	23.50%	$4,230,000
SA Wellington Government and Quality Bond Portfolio	43.31	7,795,000
SA Wellington Strategic Multi-Asset Portfolio	1.86	335,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Barclays Capital, Inc., dated September 30, 2024, bearing interest at a rate of 4.89% per annum, with a principal amount of $18,000,000, a repurchase price of $18,002,445, and a maturity date of October 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	03/31/2030	$18,290,000	$18,357,551
As of September 30, 2024, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	23.42%	$4,215,000
SA Wellington Government and Quality Bond Portfolio	43.19	7,775,000
SA Wellington Strategic Multi-Asset Portfolio	1.75	315,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

NOTES TO PORTFOLIO OF INVESTMENTS — September 30, 2024 — (unaudited) — (continued)

BNP Paribas SA, dated September 30, 2024, bearing interest at a rate of 4.86% per annum, with a principal amount of $18,000,000, a repurchase price of $18,002,430, and a maturity date of October 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.25%	11/15/2027	$18,909,600	$18,371,537
As of September 30, 2024, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	23.41%	$4,010,000
SA Wellington Government and Quality Bond Portfolio	43.19	7,400,000
SA Wellington Strategic Multi-Asset Portfolio	1.75	300,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
Deutsche Bank AG, dated September 30, 2024, bearing interest at a rate of 4.85% per annum, with a principal amount of $17,133,000, a repurchase price of $17,135,308, and a maturity date of October 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.88%	06/30/2026	$18,339,000	$17,535,672
As of September 30, 2024, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:
Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation Portfolio	23.40%	$4,010,000
SA Wellington Government and Quality Bond Portfolio	43.19	7,400,000
SA Wellington Strategic Multi-Asset Portfolio	1.75	300,000
    As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:
RBS Securities, Inc., dated September 30, 2024, bearing interest at a rate of 4.84% per annum, with a principal amount of $17,134,000, a repurchase price of $17,136,304, and a maturity date of October 1, 2024. The repurchase agreement is collateralized by the following:
Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	4.63%	06/30/2026	$17,000,000	$17,485,574
ADDITIONAL INFORMATION
    Additional information is available in the Trust’s Annual and Semiannual reports, which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.